united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22131

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 8/31

Date of reporting period: 8/31/24

Item 1. Reports to Stockholders.

(a)

Anchor Risk Managed Equity Strategies Fund - Advisor Class (ATEAX)

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about Anchor Risk Managed Equity Strategies Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://anchor-capital.com/funds/. You can also request this information by contacting us at 1-800-290-8633.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$211	1.95%

How did the Fund perform during the reporting period?

Market Conditions:

• Performance: The S&P 500 Index posted strong returns for the period, reflecting robust market conditions. The Fund also delivered solid performance, benefiting from strategic long and short positions that capitalized on market inefficiencies and sector rotations.

• Volatility: The market experienced bouts of significant volatility, as evidenced by the daily maximum drawdowns and standard deviations. The S&P 500 Index had a higher annualized daily standard deviation (12.22%) compared to the Fund (8.92%), indicating more pronounced fluctuations in the broader market.

• Economic Indicators: Key economic indicators, such as inflation rates and various job metrics, played a crucial role in shaping market sentiment and performance. The Federal Reserve’s monetary policy decisions, influenced by these indicators, led to heightened volatility around key headlines and economic releases.

Investment Strategies and Techniques:

• Long-Short Equity Strategy: The Fund’s long-short equity strategy aimed to capitalize on both rising and falling stock prices. This approach helped mitigate some of the market volatility, as reflected in our lower daily maximum drawdown (-7.65%) compared to the S&P 500 (-8.65%).

• Risk Management: Emphasis on risk management techniques, including diversification and hedging, helped protect the Fund’s assets during periods of market turbulence but capped upside gains as the markets quickly recovered.

Summary

Despite the challenging market conditions, the Fund’s strategic approach and risk management techniques enabled it to achieve a positive return. While the S&P 500 Index generated higher returns, the Fund’s lower volatility and effective volatility management provided a more stable investment experience for the Fund’s clients.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Anchor Risk Managed Equity Strategies Fund - $14,414
S&P 500® Index - $20,766
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$20,766
$14,414
Apr-2020
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024

	Anchor Risk Managed Equity Strategies Fund	S&P 500® Index
Apr-2020	$10,000	$10,000
Aug-2020	$11,915	$12,098
Aug-2021	$13,794	$15,869
Aug-2022	$13,460	$14,087
Aug-2023	$13,268	$16,333
Aug-2024	$14,414	$20,766

Average Annual Total Returns

	1 Year	Since Inception (April 30, 2020)
Anchor Risk Managed Equity Strategies Fund	8.63%	8.80%
S&P 500® Index	27.14%	18.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$284,571,104
  Number of Portfolio Holdings4
  Advisory Fee $5,285,522
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.2%
Money Market Funds	0.8%

What did the Fund invest in?

Sector Weighting (% of total investments)

Value	Value
Money Market	0.8%
Equity	99.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	65.3%
SPDR S&P 500 ETF Trust	19.8%
iShares Core S&P 500 ETF	7.0%
First American Government Obligations Fund Class X	0.7%

Material Fund Changes

This is a summary of certain changes to the Fund since April 2, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2024 or upon request at 1-800-290-8633.

Effective April 2, 2024, Eric Leake no longer serves as the Fund's portfolio manager.

Anchor Risk Managed Equity Strategies Fund - Advisor Class (ATEAX)

Annual Shareholder Report - August 31, 2024

Additional information is available on the Fund's website (https://anchor-capital.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083124-ATEAX

Anchor Risk Managed Equity Strategies Fund - Institutional (ATESX)

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about Anchor Risk Managed Equity Strategies Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://anchor-capital.com/funds/. You can also request this information by contacting us at 1-800-290-8633.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$237	2.20%

How did the Fund perform during the reporting period?

Market Conditions:

• Performance: The S&P 500 Index posted strong returns for the period, reflecting robust market conditions. The Fund also delivered solid performance, benefiting from strategic long and short positions that capitalized on market inefficiencies and sector rotations.

• Volatility: The market experienced bouts of significant volatility, as evidenced by the daily maximum drawdowns and standard deviations. The S&P 500 Index had a higher annualized daily standard deviation (12.22%) compared to the Fund (8.92%), indicating more pronounced fluctuations in the broader market.

• Economic Indicators: Key economic indicators, such as inflation rates and various job metrics, played a crucial role in shaping market sentiment and performance. The Federal Reserve’s monetary policy decisions, influenced by these indicators, led to heightened volatility around key headlines and economic releases.

Investment Strategies and Techniques:

• Long-Short Equity Strategy: The Fund’s long-short equity strategy aimed to capitalize on both rising and falling stock prices. This approach helped mitigate some of the market volatility, as reflected in our lower daily maximum drawdown (-7.71%) compared to the S&P 500 (-8.65%).

• Risk Management: Emphasis on risk management techniques, including diversification and hedging, helped protect the fund’s assets during periods of market turbulence but capped upside gains as the markets quickly recovered.

Summary

Despite the challenging market conditions, the Fund’s strategic approach and risk management techniques enabled it to achieve a positive return. While the S&P 500 Index generated higher returns, the Fund’s lower volatility and effective volatility management provided a more stable investment experience for the Fund’s clients.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Anchor Risk Managed Equity Strategies Fund - $20,330
S&P 500® Index - $29,745
$30,000
$20,000
$10,000
$0
$29,745
$20,330
Sep-2016
Aug-2017
Aug-2018
Aug-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024

	Anchor Risk Managed Equity Strategies Fund	S&P 500® Index
Sep-2016	$10,000	$10,000
Aug-2017	$11,148	$11,540
Aug-2018	$12,969	$13,809
Aug-2019	$13,887	$14,212
Aug-2020	$16,982	$17,330
Aug-2021	$19,609	$22,731
Aug-2022	$19,068	$20,179
Aug-2023	$18,760	$23,396
Aug-2024	$20,330	$29,745

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 6, 2016)
Anchor Risk Managed Equity Strategies Fund	8.37%	7.92%	9.29%
S&P 500® Index	27.14%	15.92%	14.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$284,571,104
  Number of Portfolio Holdings4
  Advisory Fee $5,285,522
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.2%
Money Market Funds	0.8%

What did the Fund invest in?

Sector Weighting (% of total investments)

Value	Value
Money Market	0.8%
Equity	99.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	65.3%
SPDR S&P 500 ETF Trust	19.8%
iShares Core S&P 500 ETF	7.0%
First American Government Obligations Fund Class X	0.7%

Material Fund Changes

This is a summary of certain changes to the Fund since April 2, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2024 or upon request at 1-800-290-8633.

Effective April 2, 2024, Eric Leake no longer serves as the Fund's portfolio manager.

Anchor Risk Managed Equity Strategies Fund - Institutional (ATESX)

Annual Shareholder Report - August 31, 2024

Additional information is available on the Fund's website (https://anchor-capital.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083124-ATESX

Anchor Risk Managed Global Strategies Fund - Advisor Class (ATAGX)

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about Anchor Risk Managed Global Strategies Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://anchor-capital.com/funds/. You can also request this information by contacting us at 1-800-290-8633.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$204	2.00%

How did the Fund perform during the reporting period?

Market Conditions

• Global Market Performance: The MSCI All Country World Index showed a significant total return of 23.44% over the reporting period, indicating strong global market performance. The Fund achieved a total return of 4.30% over the one-year period, underperforming the benchmark.

• Volatility: The benchmark had an annualized daily standard deviation of 11.71% while the Fund experienced a standard deviation of 6.78% over the year, reflecting moderate volatility in its returns.

Investment Strategies and Techniques

• Risk Management: The Fund’s investment adviser employs robust risk management techniques. The Fund’s beta of 0.23 indicates lower sensitivity to market movements, which may have limited its gains during market upswings.

• Diversification: The Fund’s correlation with the benchmark was 0.41, suggesting a moderate level of diversification. This strategy helps to spread risk across various sectors and geographies, reducing the impact of market volatility on the Fund’s performance.

Summary

While the Fund underperformed its benchmark over the reporting period, its conservative investment strategy and robust risk management processes are designed to protect investors’ capital and provide stable returns over the long term. The Fund’s lower beta indicates a cautious approach that did not capitalize on the strong market performance during the reporting period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Anchor Risk Managed Global Strategies Fund - $10,946
MSCI EAFE Index - $14,626
$15,000
$10,000
$5,000
$0
$14,626
$10,946
Jul-2020
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024

	Anchor Risk Managed Global Strategies Fund	MSCI EAFE Index
Jul-2020	$10,000	$10,000
Aug-2020	$10,190	$10,270
Aug-2021	$11,407	$12,952
Aug-2022	$10,688	$10,388
Aug-2023	$10,495	$12,249
Aug-2024	$10,946	$14,626

Average Annual Total Returns

	1 Year	Since Inception (July 15, 2020)
Anchor Risk Managed Global Strategies Fund	4.30%	2.21%
MSCI EAFE Index	19.40%	9.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$22,752,939
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$283,896
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.5%
Money Market Funds	7.5%

What did the Fund invest in?

Sector Weighting (% of total investments)

Value	Value
Money Market	7.5%
Equity	92.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI EAFE ETF	72.9%
First American Government Obligations Fund Class X	5.9%

Material Fund Changes

This is a summary of certain changes to the Fund since April 2, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2024 or upon request at 1-800-290-8633.

Effective April 2, 2024, Eric Leake no longer serves as the Fund's portfolio manager.

Anchor Risk Managed Global Strategies Fund - Advisor Class (ATAGX)

Annual Shareholder Report - August 31, 2024

Additional information is available on the Fund's website (https://anchor-capital.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083124-ATAGX

Anchor Risk Managed Global Strategies Fund - Institutional (ATGSX)

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about Anchor Risk Managed Global Strategies Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://anchor-capital.com/funds/. You can also request this information by contacting us at 1-800-290-8633.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$230	2.25%

How did the Fund perform during the reporting period?

Market Conditions

• Global Market Performance: The MSCI All Country World Index showed a significant total return of 23.44% over the reporting period, indicating strong global market performance. The Fund achieved a total return of 4.11% over the one-year period, underperforming the benchmark.

• Volatility: The benchmark had an annualized daily standard deviation of 11.71% while the Fund experienced a standard deviation of 6.74% over the year, reflecting moderate volatility in its returns.

Investment Strategies and Techniques

• Risk Management: The Fund’s investment adviser employs robust risk management techniques, as evidenced by the Fund’s beta of 0.23 indicates lower sensitivity to market movements, which may have limited its gains during market upswings.

• Diversification: The Fund’s correlation with the benchmark was 0.41, suggesting a moderate level of diversification. This strategy helps to spread risk across various sectors and geographies, reducing the impact of market volatility on the Fund’s performance.

Summary

While the Fund underperformed its benchmark over the reporting period, its conservative investment strategy and robust risk management processes are designed to protect investors’ capital and provide stable returns over the long term. The Fund’s lower beta indicates a cautious approach that did not capitalize on the strong market performance during the reporting period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Anchor Risk Managed Global Strategies Fund - $12,859
MSCI EAFE Index - $15,961
$20,000
$15,000
$10,000
$5,000
$0
$15,961
$12,859
Jan-2019
Aug-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024

	Anchor Risk Managed Global Strategies Fund	MSCI EAFE Index
Jan-2019	$10,000	$10,000
Aug-2019	$11,070	$10,560
Aug-2020	$12,065	$11,208
Aug-2021	$13,483	$14,135
Aug-2022	$12,597	$11,336
Aug-2023	$12,350	$13,368
Aug-2024	$12,859	$15,961

Average Annual Total Returns

	1 Year	5 Years	Since Inception (January 15, 2019)
Anchor Risk Managed Global Strategies Fund	4.11%	3.04%	4.57%
MSCI EAFE Index	19.40%	8.61%	8.67%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$22,752,939
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$283,896
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.5%
Money Market Funds	7.5%

What did the Fund invest in?

Sector Weighting (% of total investments)

Value	Value
Money Market	7.5%
Equity	92.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI EAFE ETF	72.9%
First American Government Obligations Fund Class X	5.9%

Material Fund Changes

This is a summary of certain changes to the Fund since April 2, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2024 or upon request at 1-800-290-8633.

Effective April 2, 2024, Eric Leake no longer serves as the Fund's portfolio manager.

Anchor Risk Managed Global Strategies Fund - Institutional (ATGSX)

Annual Shareholder Report - August 31, 2024

Additional information is available on the Fund's website (https://anchor-capital.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083124-ATGSX

Anchor Risk Managed Income Strategies Fund - Advisor Class (ATCAX)

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about Anchor Risk Managed Income Strategies Fund (formerly, "Anchor Risk Managed Credit Strategies Fund") (the "Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://anchor-capital.com/funds/. You can also request this information by contacting us at 1-800-290-8633.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$217	2.01%

How did the Fund perform during the reporting period?

Market Conditions:

• Performance: The Bloomberg U.S. Bond Aggregate Bond Index experienced a total return of 7.30% over the reporting period. The Fund had a total return of 8.10%, slightly outperforming the benchmark.

• Volatility: The U.S. aggregate bond market experienced significant volatility, as evidenced by an annualized daily standard deviation of 6.70%, compared to the Fund’s lower annualized daily standard deviation of 5.40%. The Fund’s beta was 0.03, showing minimal sensitivity to market movements.

Investment Strategies and Techniques:

• Dynamic Investment Exposure: Investment exposure was dynamically managed through a portfolio of ETFs, mutual funds, and index-based derivatives, focusing on generating income while mitigating volatility. This resulted in lower volatility and beta in comparison to the benchmark.

• Risk Management: The Fund employed advanced risk management techniques, including diversification across asset classes and sectors, regular stress testing, and the use of index-based derivatives to hedge against market volatility. These strategies helped to protect capital and maintain stability during periods of market turbulence.

Summary

Despite the volatile market conditions, the Fund outperformed the Bloomberg U.S. Bond Aggregate Bond Index, achieving a total return of 8.10% compared to the benchmark’s 7.30%. The Fund’s lower volatility and minimal sensitivity to market movements, as indicated by its beta of 0.03, provided a more stable investment experience. Our dynamic investment exposure and advanced risk management techniques were pivotal in delivering these results, ensuring capital protection and stability for the Fund’s investors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Anchor Risk Managed Income Strategies Fund - $9,887
Bloomberg U.S. Aggregate Bond Index - $9,357
$15,000
$10,000
$5,000
$0
$9,887
$9,357
Sep-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024

	Anchor Risk Managed Income Strategies Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2020	$10,000	$10,000
Aug-2021	$10,592	$9,975
Aug-2022	$9,781	$8,826
Aug-2023	$9,146	$8,721
Aug-2024	$9,887	$9,357

Average Annual Total Returns

	1 Year	Since Inception (September 11, 2020)
Anchor Risk Managed Income Strategies Fund	8.10%	-0.29%
Bloomberg U.S. Aggregate Bond Index	7.30%	-1.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$25,759,007
  Number of Portfolio Holdings17
  Advisory Fee (net of waivers)$111,952
  Portfolio Turnover365%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	20.7%
Exchange-Traded Funds	64.0%
Money Market Funds	15.3%

What did the Fund invest in?

Sector Weighting (% of total investments)

Value	Value
Mixed Allocation	2.7%
Money Market	15.3%
Fixed Income	17.9%
Equity	64.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund Class X	13.7%
Global X Nasdaq 100 Covered Call ETF	11.8%
JPMorgan Equity Premium Income ETF	9.1%
JPMorgan Nasdaq Equity Premium Income ETF	7.8%
Defiance S&P 500 Enhanced Options Income ETF	7.2%
Defiance Nasdaq 100 Enhanced Options Income ETF	6.3%
PIMCO Dynamic Income Opportunities Fund	5.1%
Pimco Dynamic Income Fund	4.9%
First Trust BuyWrite Income ETF	3.9%
Nuveen Credit Strategies Income Fund	3.9%

Material Fund Changes

This is a summary of certain changes to the Fund since December 22, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2024 or upon request at 1-800-290-8633.

On December 22, 2023, the Fund changed its name from the "Anchor Risk Managed Credit Strategies Fund" to the "Anchor Risk Managed Income Strategies Fund." Accordingly, the Fund changed its investment objective from seeking "to provide total return from income and capital appreciation with a secondary objective of limiting risk during unfavorable market conditions" to "to provide long-term growth of capital while providing current income." Additionally, the Fund's principal investment strategies were revised to invest its assets in long and short positions in underlying funds and derivative instruments rather than only fixed income securities.

Effective February 15, 2024, the Fund declares dividends from net investment income, if any, monthly.

Effective April 2, 2024, Eric Leake no longer serves as the Fund's portfolio manager.

Effective April 15, 2024, the Fund began charging a redemption fee of 2.00% of the amount redeemed on shares held less than 60 days.

Anchor Risk Managed Income Strategies Fund - Advisor Class (ATCAX)

Annual Shareholder Report - August 31, 2024

Additional information is available on the Fund's website (https://anchor-capital.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083124-ATCAX

Anchor Risk Managed Income Strategies Fund - Institutional (ATCSX)

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about Anchor Risk Managed Income Strategies Fund (formerly, "Anchor Risk Managed Credit Strategies Fund") (the "Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://anchor-capital.com/funds/. You can also request this information by contacting us at 1-800-290-8633.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$244	2.26%

How did the Fund perform during the reporting period?

Market Conditions:

• Performance: The Bloomberg U.S. Bond Aggregate Bond Index experienced a total return of 7.30% over the reporting period. The Fund had a total return of 7.70%, slightly outperforming the benchmark.

• Volatility: The U.S. aggregate bond market experienced significant volatility, as evidenced by an annualized daily standard deviation of 6.70%, compared to the Fund’s lower annualized daily standard deviation of 5.48%. The Fund’s beta was 0.05, showing minimal sensitivity to market movements.

Investment Strategies and Techniques:

• Dynamic Investment Exposure: Investment exposure was dynamically managed through a portfolio of ETFs, mutual funds, and index-based derivatives, focusing on generating income while mitigating volatility. This resulted in lower volatility and beta in comparison to the benchmark.

• Risk Management: The Fund employed advanced risk management techniques, including diversification across asset classes and sectors, regular stress testing, and the use of index-based derivatives to hedge against market volatility. These strategies helped to protect capital and maintain stability during periods of market turbulence.

Summary

Despite the volatile market conditions, the Fund outperformed the Bloomberg U.S. Bond Aggregate Bond Index, achieving a total return of 7.70% compared to the benchmark’s 7.30%. The Fund’s lower volatility and minimal sensitivity to market movements, as indicated by its beta of 0.05, provided a more stable investment experience. Our dynamic investment exposure and advanced risk management techniques were pivotal in delivering these results, ensuring capital protection and stability for the Fund’s investors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Anchor Risk Managed Income Strategies Fund - $11,074
Bloomberg U.S. Aggregate Bond Index - $11,506
$15,000
$10,000
$5,000
$0
$11,506
$11,074
Sep-2015
Aug-2016
Aug-2017
Aug-2018
Aug-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024

	Anchor Risk Managed Income Strategies Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2015	$10,000	$10,000
Aug-2016	$10,317	$10,524
Aug-2017	$10,546	$10,576
Aug-2018	$10,372	$10,465
Aug-2019	$10,368	$11,529
Aug-2020	$11,437	$12,276
Aug-2021	$11,960	$12,265
Aug-2022	$11,021	$10,853
Aug-2023	$10,282	$10,723
Aug-2024	$11,074	$11,506

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 29, 2015)
Anchor Risk Managed Income Strategies Fund	7.70%	1.33%	1.15%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.58%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$25,759,007
  Number of Portfolio Holdings17
  Advisory Fee (net of waivers)$111,952
  Portfolio Turnover365%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	20.7%
Exchange-Traded Funds	64.0%
Money Market Funds	15.3%

What did the Fund invest in?

Sector Weighting (% of total investments)

Value	Value
Mixed Allocation	2.7%
Money Market	15.3%
Fixed Income	17.9%
Equity	64.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund Class X	13.7%
Global X Nasdaq 100 Covered Call ETF	11.8%
JPMorgan Equity Premium Income ETF	9.1%
JPMorgan Nasdaq Equity Premium Income ETF	7.8%
Defiance S&P 500 Enhanced Options Income ETF	7.2%
Defiance Nasdaq 100 Enhanced Options Income ETF	6.3%
PIMCO Dynamic Income Opportunities Fund	5.1%
Pimco Dynamic Income Fund	4.9%
First Trust BuyWrite Income ETF	3.9%
Nuveen Credit Strategies Income Fund	3.9%

Material Fund Changes

This is a summary of certain changes to the Fund since December 22, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2024 or upon request at 1-800-290-8633.

On December 22, 2023, the Fund changed its name from the "Anchor Risk Managed Credit Strategies Fund" to the "Anchor Risk Managed Income Strategies Fund." Accordingly, the Fund changed its investment objective from seeking "to provide total return from income and capital appreciation with a secondary objective of limiting risk during unfavorable market conditions" to "to provide long-term growth of capital while providing current income." Additionally, the Fund's principal investment strategies were revised to invest its assets in long and short positions in underlying funds and derivative instruments rather than only fixed income securities.

Effective February 15, 2024, the Fund declares dividends from net investment income, if any, monthly.

Effective April 2, 2024, Eric Leake no longer serves as the Fund's portfolio manager.

Effective April 15, 2024, the Fund began charging a redemption fee of 2.00% of the amount redeemed on shares held less than 60 days.

Anchor Risk Managed Income Strategies Fund - Institutional (ATCSX)

Annual Shareholder Report - August 31, 2024

Additional information is available on the Fund's website (https://anchor-capital.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083124-ATCSX

(b)       Not applicable

Item 2. Code of Ethics.

(a)       The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)       N/A

(c)        During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)        During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)       N/A

(f)       See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)	The Registrant’s board of trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Breslin is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 - $39,000

2023 –$37,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

2024 - None

2023 - None

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 - $9,000

2023 –$9,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended August 31, 2024 and 2023, respectively.

(e)(1) The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)       All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended August 31, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)        Not applicable.

(i)        Not applicable.

(j)        Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Anchor Risk Managed Income Strategies Fund
(formerly “Anchor Risk Managed Credit Strategies Fund”)

Advisor Class (ATCAX)

Institutional Class (ATCSX)

Anchor Risk Managed Equity Strategies Fund

Advisor Class (ATEAX)

Institutional Class (ATESX)

Anchor Risk Managed Global Strategies Fund

Advisor Class (ATAGX)

Institutional Class (ATGSX)

Annual Financial Statements

August 31, 2024

ANCHOR RISK MANAGED INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS
August 31, 2024

Shares		Fair Value
	CLOSED END FUNDS — 18.5%
	EQUITY - 2.5%
18,000	Blackrock Science & Technology Trust	$633,780

	FIXED INCOME - 16.0%
175,000	Nuveen Credit Strategies Income Fund	1,011,500
70,000	Nuveen Preferred & Income Opportunities Fund	550,200
66,300	Pimco Dynamic Income Fund	1,270,971
94,500	PIMCO Dynamic Income Opportunities Fund	1,299,375
		4,132,046

	TOTAL CLOSED END FUNDS (Cost $4,651,884)	4,765,826

	EXCHANGE-TRADED FUNDS — 57.2%
	EQUITY - 54.8%
40,833	Defiance Nasdaq 100 Enhanced Options Income ETF	1,622,295
40,000	Defiance S&P 500 Enhanced Options Income ETF	1,848,000
44,500	First Trust BuyWrite Income ETF	1,015,935
49,000	First Trust Nasdaq BuyWrite Income ETF	991,270
169,500	Global X Nasdaq 100 Covered Call ETF	3,032,355
40,000	JPMorgan Equity Premium Income ETF	2,353,200
37,000	JPMorgan Nasdaq Equity Premium Income ETF	2,000,960
28,000	Nationwide Nasdaq-100 Risk-Managed Income ETF	700,000
12,500	ProShares S&P 500 High Income ETF	554,000
		14,118,015
	MIXED ALLOCATION - 2.4%
50,000	Amplify High Income ETF	608,000

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,089,280)	14,726,015

See accompanying notes to financial statements.

ANCHOR RISK MANAGED INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 13.7%
	MONEY MARKET FUND - 13.7%
3,527,250	First American Government Obligations Fund Class X, 5.22% (Cost $3,527,250) (a)	$3,527,250

	TOTAL INVESTMENTS - 89.4% (Cost $23,268,414)	$23,019,091
	OTHER ASSETS IN EXCESS OF LIABILITIES - 10.6%	2,739,916
	NET ASSETS - 100.0%	$25,759,007

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
20	CME E-Mini Standard & Poor’s 500 Index Futures	09/20/2024	$5,661,000	$19,455
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of August 31, 2024.

See accompanying notes to financial statements.

ANCHOR RISK MANAGED EQUITY STRATEGIES FUND
SCHEDULE OF INVESTMENTS
August 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 92.1%
	EQUITY - 92.1%
390,275	Invesco QQQ Trust Series 1(a)	$185,876,274
35,000	iShares Core S&P 500 ETF	19,836,250
100,000	SPDR S&P 500 ETF Trust	56,368,000
		262,080,524

	TOTAL EXCHANGE-TRADED FUNDS (Cost $118,315,340)	262,080,524

	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUND - 0.7%
2,024,689	First American Government Obligations Fund Class X, 5.22% (Cost $2,024,689)(b)	2,024,689

	TOTAL INVESTMENTS - 92.8% (Cost $120,340,029)	$264,105,213
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.2%	20,465,891
	NET ASSETS - 100.0%	$284,571,104

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	See note 10 to Financial Statement.

(b)	Rate disclosed is the seven-day effective yield as of August 31, 2024.

See accompanying notes to financial statements.

ANCHOR RISK MANAGED GLOBAL STRATEGIES FUND
SCHEDULE OF INVESTMENTS
August 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 72.9%
	EQUITY - 72.9%
200,000	iShares MSCI EAFE ETF(a)	$16,596,000

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,830,400)	16,596,000

	SHORT-TERM INVESTMENTS — 5.9%
	MONEY MARKET FUND - 5.9%
1,337,968	First American Government Obligations Fund Class X,5.22% (Cost $1,337,968) (b)	1,337,968

	TOTAL INVESTMENTS - 78.8% (Cost $15,168,368)	$17,933,968
	OTHER ASSETS IN EXCESS OF LIABILITIES - 21.2%	4,818,971
	NET ASSETS - 100.0%	$22,752,939

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
15	CME E-Mini NASDAQ 100 Index Futures	09/20/2024	$5,886,900	$(85,673)
20	CME E-Mini Standard & Poor’s 500 Index Futures	09/20/2024	5,661,000	116,705
	TOTAL FUTURES CONTRACTS			$31,032

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Depreciation
50	ICE US mini MSCI EAFE Index Futures	09/20/2024	$6,146,250	$(331,293)
	TOTAL FUTURES CONTRACTS

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	See note 10 to financial statements.

(b)	Rate disclosed is the seven-day effective yield as of August 31, 2024.

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2024

	Anchor Risk	Anchor Risk	Anchor Risk
	Managed Income	Managed Equity	Managed Global
	Strategies Fund	Strategies Fund	Strategies Fund
ASSETS
Investment securities:
At cost	$23,268,414	$120,340,029	$15,168,368
At value	$23,019,091	$264,105,213	$17,933,968
Deposits with brokers (Note 3):
Interactive Brokers LLC	2,476,322	20,906,967	4,709,577
Receivable for Fund shares sold	200,736	273,306	56,795
Variation margin on futures contracts	51,000	—	109,425
Dividends and interest receivable	55,217	23,950	5,502
Prepaid expenses	18,937	36,310	15,841
TOTAL ASSETS	25,821,303	285,345,746	22,831,108

LIABILITIES
Payable for Fund shares redeemed	3,584	167,535	430
Investment advisory fees payable	7,498	390,213	25,413
Payable to related parties	17,723	70,117	18,286
Distribution (12b-1) fees payable	3,072	18,574	3,740
Accrued expenses and other liabilities	30,419	128,203	30,300
TOTAL LIABILITIES	62,296	774,642	78,169
NET ASSETS	$25,759,007	$284,571,104	$22,752,939

Net Assets Consist Of:
Paid in capital	31,583,684	241,985,556	24,959,078
Accumulated income (deficits)	(5,824,677)	42,585,548	(2,206,139)
NET ASSETS	$25,759,007	$284,571,104	$22,752,939
Institutional Class
Net Assets	$16,075,252	$84,178,606	$17,810,475
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,836,663	5,798,155	1,729,713
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest) (a)	$8.75	$14.52	$10.30

Advisor Class
Net Assets	$9,683,755	$200,392,498	$4,942,464
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,104,344	13,696,239	478,078
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)	$8.77	$14.63	$10.34

(a)	The Anchor Risk Managed Income Strategies Fund charges a fee of 2% on redemptions of shares held for less than 60 days.

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2024

	Anchor Risk	Anchor Risk	Anchor Risk
	Managed Income	Managed Equity	Managed Global
	Strategies Fund	Strategies Fund	Strategies Fund
INVESTMENT INCOME
Dividends	$1,995,945	$2,511,916	$464,708
Interest	256,664	2,660,365	355,183
TOTAL INVESTMENT INCOME	2,252,609	5,172,281	819,891

EXPENSES
Investment advisory fees	294,532	5,285,522	449,410
Distribution (12b-1) fees - Institutional Class	32,284	231,275	45,773
Administrative services fees	43,232	286,671	49,833
Registration fees	39,818	76,560	45,643
Accounting services fees	32,378	70,580	33,309
Transfer agent fees	26,004	59,757	23,522
Compliance officer fees	11,655	36,051	12,211
Audit fees	16,002	16,002	16,002
Legal fees	34,726	22,162	21,042
Third party administrative services fees	25,435	446,311	37,575
Trustees’ fees and expenses	14,006	16,940	15,089
Custodian fees	7,411	29,900	8,534
Insurance expense	1,336	8,168	3,000
Printing and postage expenses	3,403	63,903	7,187
Miscellaneous expense	2,588	3,680	3,727
TOTAL EXPENSES	584,810	6,653,482	771,857
Less: Fees waived by the adviser	(182,580)	—	(165,514)
NET EXPENSES	402,230	6,653,482	606,343
NET INVESTMENT INCOME (LOSS)	1,850,379	(1,481,201)	213,548

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	129,765	9,299,255	—
Futures contracts	(713,594)	(33,166,697)	(960,684)
Securities sold short	29,248	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(284,948)	50,125,783	2,290,000
Futures contracts	19,455	(354,540)	(506,420)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(820,074)	25,903,801	822,896

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,030,305	$24,422,600	$1,036,444

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Anchor Risk Managed		Anchor Risk Managed
	Income Strategies Fund		Equity Strategies Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
FROM OPERATIONS:
Net investment income (loss)	$1,850,379	$325,548	$(1,481,201)	$3,382,144
Net realized gain (loss) from investments	(554,581)	(2,357,217)	(23,867,442)	(57,475,302)
Net change in unrealized appreciation on investments	(265,493)	372,385	49,771,243	39,773,463
Net increase (decrease) in net assets resulting from operations	1,030,305	(1,659,284)	24,422,600	(14,319,695)

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class:
Distributable earnings	(1,215,699)	(216,462)	(140,751)	(7,955,601)
Return of capital	—	—	(635,772)	(1,940,480)
Advisor Class :
Distributable earnings	(632,655)	(77,105)	(759,235)	(26,077,051)
Return of capital	—	—	(1,513,496)	(4,673,686)
Net decrease in net assets from distributions to shareholders	(1,848,354)	(293,567)	(3,049,254)	(40,646,818)

FROM SHARES OF BENEFICIAL INTEREST:
Institutional Class:
Proceeds from shares sold	7,400,924	9,010,747	24,704,178	52,689,837
Reinvestment of dividends	1,215,126	215,645	771,758	9,626,248
Redemption fee proceeds	659	—	—	—
Payments for shares redeemed	(5,268,095)	(22,396,964)	(70,442,269)	(88,123,289)
Advisor Class :
Proceeds from shares sold	7,684,290	589,194	101,871,348	278,653,097
Reinvestment of dividends	632,656	77,105	2,243,728	30,420,996
Redemption fee proceeds	373	—	—	—
Payments for shares redeemed	(1,302,254)	(7,258,762)	(216,493,629)	(291,060,775)
Net increase (decrease) in net assets from shares of beneficial interest	10,363,679	(19,763,035)	(157,344,886)	(7,793,886)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,545,630	(21,715,886)	(135,971,540)	(62,760,399)

NET ASSETS
Beginning of Year	16,213,377	37,929,263	420,542,644	483,303,043
End of Year	$25,759,007	$16,213,377	$284,571,104	$420,542,644

SHARE ACTIVITY
Institutional Class:
Shares sold	810,354	952,021	1,762,798	3,864,351
Shares reinvested	134,347	23,997	59,193	739,381
Shares redeemed	(580,852)	(2,355,178)	(5,156,572)	(6,436,646)
Net increase (decrease) in shares of beneficial interest outstanding	363,849	(1,379,160)	(3,334,581)	(1,832,914)

Advisor Class:
Shares sold	832,611	60,867	7,298,172	19,677,825
Shares reinvested	69,850	8,477	170,956	2,320,709
Shares redeemed	(142,057)	(775,800)	(15,635,417)	(21,679,034)
Net increase (decrease) in shares of beneficial interest outstanding	760,404	(706,456)	(8,166,289)	319,500

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Anchor Risk Managed
	Global Strategies Fund
	For the	For the
	Year Ended	Year Ended
	August 31, 2024	August 31, 2023
FROM OPERATIONS:
Net investment income	$213,548	$803,664
Net realized loss from investments	(960,684)	(2,018,168)
Net change in unrealized appreciation on investments	1,783,580	1,358,556
Net increase in net assets resulting from operations	1,036,444	144,052

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class:
Distributable earnings	(155,076)	(192,691)
Return of capital	—	(146,052)
Advisor Class :
Distributable earnings	(63,142)	(351,652)
Return of capital	—	(117,270)
Net decrease in net assets from distributions to shareholders	(218,218)	(807,665)

FROM SHARES OF BENEFICIAL INTEREST:
Institutional Class:
Proceeds from shares sold	3,532,012	10,662,155
Reinvestment of dividends	155,069	337,062
Payments for shares redeemed	(10,672,726)	(10,756,519)
Advisor Class :
Proceeds from shares sold	6,358,141	65,079,400
Reinvestment of dividends	63,102	465,689
Payments for shares redeemed	(21,284,575)	(52,732,589)
Net increase (decrease) in net assets from shares of beneficial interest	(21,848,977)	13,055,198

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,030,751)	12,391,585

NET ASSETS
Beginning of Year	43,783,690	31,392,105
End of Year	$22,752,939	$43,783,690

SHARE ACTIVITY
Institutional Class:
Shares sold	342,372	1,049,345
Shares reinvested	14,995	33,643
Shares redeemed	(1,061,980)	(1,056,360)
Net increase (decrease) in shares of beneficial interest outstanding	$(704,613)	26,628

Advisor Class:
Shares sold	632,739	6,410,362
Shares reinvested	6,100	46,026
Shares redeemed	(2,107,740)	(5,140,200)
Net increase (decrease) in shares of beneficial interest outstanding	$(1,468,901)	1,316,188

See accompanying notes to financial statements.

Anchor Risk Managed Income Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Institutional Class
	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2024		August 31, 2023	August 31, 2022	August 31, 2021	August 31, 2020
Net asset value, beginning of year	$8.92		$9.71	$10.80	$10.48	$9.70

Activity from investment operations:
Net investment income (loss) (1)(4)(8)	0.89		0.10	(0.19)	0.12	0.10
Net realized and unrealized gain (loss) on investments	(0.21)		(0.75)	(0.64)	0.35	0.88
Total from investment operations	0.68		(0.65)	(0.83)	0.47	0.98

Less distributions:
From net investment income	(0.85)		(0.14)	—	(0.14)	(0.19)
From net realized gains	—		—	(0.26)	(0.01)	—
From return of capital	—		—	—	—	(0.01)
Total distributions	(0.85)		(0.14)	(0.26)	(0.15)	(0.20)

Paid-in capital from redemption fees (1)	—		—	—	—	—

Net asset value, end of year	$8.75		$8.92	$9.71	$10.80	$10.48

Total return (2)	7.70	% (9)	(6.70)%	(7.85)%	4.57%	10.32%

Net assets, end of year (000s)	$16,075		$13,137	$27,697	$39,937	$43,528

Ratio of gross expenses to average net assets including interest and dividend expense (3)(5)(7)	3.25%		3.49%	4.60%	2.56%	3.04%

Ratio of net expenses to average net assets including interest and dividend expense(3)(6)	2.26%		3.14%	4.50%	2.50%	2.91%

Ratio of net investment income (loss) to average net assets (3)(4)	9.80%		1.10%	(1.89)%	1.11%	1.03%

Portfolio turnover rate	365%		1,097%	1,181%	727%	1,114%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any, and exclude the effect of redemptions fees.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense (3)	3.24%	2.60%	2.35%	2.31%	2.38%

(6)	Ratio of net expenses to average net assets excluding interest expense and dividend expense (3)	2.25%	2.25%	2.25%	2.25%	2.25%

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(8)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(9)	Annualized.

See accompanying notes to financial statements.

Anchor Risk Managed Income Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented.

	Advisor Class
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	August 31, 2024	August 31, 2023	August 31, 2022	August 31, 2021*
Net asset value, beginning of year/period	$8.94	$9.74	$10.81	$10.37

Activity from investment operations:
Net investment income (loss)(1)(6)(11)	0.97	0.11	(0.17)	0.07
Net realized and unrealized gain (loss) on investments	(0.25)	(0.74)	(0.64)	0.54
Total from investment operations	0.72	(0.63)	(0.81)	0.61

Less distributions:
From net investment income	(0.89)	(0.17)	—	(0.16)
From net realized gains	—	—	(0.26)	(0.01)
Total distributions	(0.89)	(0.17)	(0.26)	(0.17)

Paid-in capital from redemption fees (2)	—	—	—	—

Net asset value, end of year/period	$8.77	$8.94	$9.74	$10.81

Total return (2)	8.10%	(6.50)%	(7.65)%	5.92	% (3)

Net assets, end of year/period (000s)	$9,684	$3,076	$10,232	$7,545

Ratio of gross expenses to average net assets including interest and dividend expense (5)(7)(9)	2.98%	3.28%	4.35%	2.44	% (4)

Ratio of net expenses to average net assets including interest and dividend expense(5)(8)	2.01%	2.96%	4.25%	2.33	% (4)

Ratio of net investment income (loss) to average net assets (5)(6)	10.59%	1.16%	(1.65)%	0.64	% (4)

Portfolio turnover rate	365%	1,097%	1,181%	727	% (10)

*	For the period September 11, 2020 (commencement of operations) through August 31, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any, and exclude the effect of redemptions fees.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense (5)	2.97%	2.32%	2.10%	2.11	% (4)

(8)	Ratio of net expenses to average net assets excluding interest expense and dividend expense (5)	2.00%	2.00%	2.00%	2.00	% (4)

(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(10)	The portfolio turnover rate is for the entire Fund for the year ended August 31, 2021.

(11)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Risk Managed Equity Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Institutional Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2024	August 31, 2023	August 31, 2022	August 31, 2021	August 31, 2020
Net asset value, beginning of year	$13.51	$14.81	$15.23	$13.19	$12.06

Activity from investment operations:
Net investment income (loss) (1)(4)(7)	(0.09)	0.06	(0.23)	(0.21)	(0.15)
Net realized and unrealized gain (loss) on investments	1.21	(0.34)	(0.19)	2.25	2.63
Total from investment operations	1.12	(0.28)	(0.42)	2.04	2.48

Less distributions:
From net investment income	(0.01)	(0.07)	—	—	—
From net realized gains	—	(0.75)	—	—	(1.35)
From return of capital	(0.10)	(0.20)	—	—	—
Total distributions	(0.11)	(1.02)	—	—	(1.35)

Paid-in capital from redemption fees (1)	—	—	—	—	—

Net asset value, end of year	$14.52	$13.51	$14.81	$15.23	$13.19

Total return (2)	8.37%	(1.61)%	(2.76)%	15.47%	22.29%

Net assets, end of year (000s)	$84,179	$123,380	$162,410	$176,806	$212,726

Ratio of gross expenses to average net assets including interest and dividend expense (3)(5)	2.20%	2.10%	2.10%	2.07%	2.20%

Ratio of net expenses to average net assets including interest and dividend expense(3)(6)	2.20%	2.10%	2.10%	2.07%	2.20%

Ratio of net investment income (loss) to average net assets (3)(4)	(0.67)%	0.46%	(1.52)%	(1.58)%	(1.27)%

Portfolio turnover rate	0%	0%	0%	0%	204%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any, and exclude the effect of redemptions fees.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense (3)	2.20%	2.10%	2.10%	2.07%	2.11%

(6)	Ratio of net expenses to average net assets excluding interest expense and dividend expense (3)	2.20%	2.10%	2.10%	2.07%	2.11%

(7)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Risk Managed Equity Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Advisor Class
	For the	For the	For the	For the	For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	August 31, 2024	August 31, 2023	August 31, 2022	August 31, 2021	August 31, 2020*
Net asset value, beginning of year/period	$13.59	$14.90	$15.28	$13.19	$11.07

Activity from investment operations:
Net investment income (loss) (1)(6)(10)	(0.05)	0.10	(0.18)	(0.21)	(0.06)
Net realized and unrealized gain (loss) on investments	1.21	(0.36)	(0.20)	2.30	2.18
Total from investment operations	1.16	(0.26)	(0.38)	2.09	2.12

Less distributions:
From net investment income	(0.03)	(0.10)	—	—	—
From net realized gains	—	(0.78)	—	—	—
From return of capital	(0.09)	(0.17)	—	—	—
Total distributions	(0.12)	(1.05)	—	—	—

Net asset value, end of year/period	$14.63	$13.59	$14.90	$15.28	$13.19

Total return (2)	8.63%	(1.42)%	(2.49)%	15.85%	19.15	% (3)

Net assets, end of year/period (000s)	$200,392	$297,163	$320,893	$143,664	$15,385

Ratio of gross expenses to average net assets including interest and dividend expense (5)(7)	1.95%	1.84%	1.84%	1.86%	1.90	% (4)

Ratio of net expenses to average net assets including interest and dividend expense (5)(8)	1.95%	1.84%	1.84%	1.86%	1.90	% (4)

Ratio of net investment income (loss) to average net assets (5)(6)	(0.36)%	0.75%	(1.21)%	(1.49)%	(1.34	)% (4)

Portfolio turnover rate	0%	0%	0%	0%	204	% (9)

*	For the period April 30, 2020 (commencement of operations) through August 31, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense (5)	1.95%	1.84%	1.84%	1.86%	1.90	% (4)

(8)	Ratio of net expenses to average net assets excluding interest expense and dividend expense (5)	1.95%	1.84%	1.84%	1.86%	1.90	% (4)

(9)	The portfolio turnover rate is for the entire Fund for the year ended August 31, 2020.

(10)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Risk Managed Global Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Institutional Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2024	August 31, 2023	August 31, 2022	August 31, 2021	August 31, 2020
Net asset value, beginning of year	$9.98	$10.32	$12.43	$11.26	$11.07

Activity from investment operations:
Net investment income (loss) (1)(6)(10)	0.07	0.08	(0.17)	(0.24)	(0.02)
Net realized and unrealized gain (loss) on investments	0.34	(0.28)	(0.63)	1.55	0.98
Total from investment operations	0.41	(0.20)	(0.80)	1.31	0.96

Less distributions:
From net investment income	(0.09)	(0.08)	—	(0.02)	—
From net realized gains	—	—	(1.31)	(0.12)	(0.77)
From return of capital	—	(0.06)	—	—	—
Total distributions	(0.09)	(0.14)	(1.31)	(0.14)	(0.77)

Net asset value, end of year	$10.30	$9.98	$10.32	$12.43	$11.26

Total return (2)	4.11%	(1.96)%	(6.57)%	11.76%	8.99%

Net assets, end of year (000s)	$17,810	$24,285	$24,852	$30,938	$21,118

Ratio of gross expenses to average net assets including interest and dividend expense (5)(7)(9)	2.87%	2.33%	2.44%	2.48%	2.92%

Ratio of net expenses to average net assets including interest and dividend expenses (5)(8)	2.25%	2.25%	2.25%	2.27%	2.25%

Ratio of net investment income (loss) to average net assets (5)(6)	0.69%	0.80%	(1.59)%	(2.06)%	(0.22)%

Portfolio turnover rate	0%	50%	0%	118%	869%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense (5)	2.87%	2.33%	2.44%	2.46%	2.92%

(8)	Ratio of net expenses to average net assets excluding interest expense and dividend expense (5)	2.25%	2.25%	2.25%	2.25%	2.25%

(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(10)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Risk Managed Global Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Advisor Class
	For the	For the	For the	For the	For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	August 31, 2024	August 31, 2023	August 31, 2022	August 31, 2021	August 31, 2020*
Net asset value, beginning of year/period	$10.02	$10.37	$12.45	$11.26	$11.05

Activity from investment operations:
Net investment income (loss) (1)(6)(13)	0.09	0.16	(0.14)	(0.23)	(0.00	) (9)
Net realized and unrealized gain (loss) on investments	0.34	(0.35)	(0.63)	1.56	0.21
Total from investment operations	0.43	(0.19)	(0.77)	1.33	0.21

Less distributions:
From net investment income	(0.11)	(0.13)	—	(0.02)	—
From net realized gains	—	—	(1.31)	(0.12)	—
From return of capital	—	(0.03)	—	—	—
Total distributions	(0.11)	(0.16)	(1.31)	(0.14)	—

Net asset value, end of year/period	$10.34	$10.02	$10.37	$12.45	$11.26

Total return (2)	4.30%	(1.80)%	(6.30)%	11.94%	1.90	% (3)

Net assets, end of year/period (000s)	$4,942	$19,499	$6,540	$6,777	$11	(7)

Ratio of gross expenses to average net assets including interest and dividend expense(5)(8)(11)	2.53%	1.99%	2.19%	2.15%	2.67	% (4)

Ratio of net expenses to average net assets including interest and dividend expense (5)(12)	2.00%	2.00%	2.00%	2.00%	2.00	% (4)

Ratio of net investment income (loss) to average net assets (5)(6)	0.89%	1.54%	(1.33)%	(1.95)%	(0.00	)% (4)

Portfolio turnover rate	0%	50%	0%	118%	869	% (10)

*	For the period July 15, 2020 (commencement of operations) through August 31, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is actual; not presented in thousands.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(9)	Amount is less than $0.005.

(10)	The portfolio turnover rate is for the entire Fund for the year ended August 31, 2020.

(11)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense (5)	2.53%	1.99%	2.19%	2.15%	2.67	% (4)

(12)	Ratio of net expenses to average net assets excluding interest expense and dividend expense (5)	2.00%	2.00%	2.00%	2.00%	2.00	% (4)

(13)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS
August 31, 2024

1.	ORGANIZATION

The Anchor Risk Managed Income Strategies Fund (formerly “Anchor Risk Managed Credit Strategies Fund”) (“Income Fund”), Anchor Risk Managed Equity Strategies Fund (“Equity Fund”) and Anchor Risk Managed Global Strategies Fund (“Global Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series of shares of beneficial interest of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Income Fund seeks to provide long-term growth of capital while providing current income. The Equity Fund seeks to provide total return from income and capital appreciation with a secondary objective of limiting risk during unfavorable market conditions. The Global Fund seeks to achieve above average total returns over a full market cycle with lower correlation and reduced risk when compared to traditional world indices. The Income Fund commenced operations on September 29, 2015. The Equity Fund commenced operations on September 6, 2016. The Global Fund commenced operations on January 15, 2019. The Funds are “fund of funds” in that the Funds will generally invest in other investment companies.

Each Fund offers two share classes designated as Institutional Class and Advisor Class. The Investor Class of the Equity Fund and Global Fund were renamed Advisor Class on April 29, 2020. The Advisor Class of the Equity Fund commenced operations on April 30, 2020. The Advisor Class of the Global Fund commenced operations on July 15, 2020. The Advisor Class of the Income Fund commenced operations on September 11, 2020. The Income Fund charges a fee of 2% on redemptions of shares held for less than 60 days. Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their ongoing service and distribution charges. Fund level income and expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within the respective Fund. Class specific expenses are allocated to that share class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2024

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by Trust’s Board of Trustees (the “Board”). The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2024

restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2024, for the Funds’ assets and liabilities measured at fair value:

Income Fund

Assets	Level 1	Level 2	Level 3	Total
Closed-End Funds	$4,765,826	$—	$—	$4,765,826
Exchange-Traded Funds*	14,726,015	$—	$—	$14,726,015
Money Market Fund	3,527,250	—	—	3,527,250
Total Investments	$23,019,091	$—	$—	$23,019,091
Other Financial Instruments
Futures Contracts **	$19,455	$—	$—	$19,455
Total	$23,038,546	$—	$—	$23,038,546

Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds*	$262,080,524	$—	$—	$262,080,524
Money Market Fund	2,024,689	—	—	2,024,689
Total Investments	$264,105,213	$—	$—	$264,105,213
Total	$264,105,213	$—	$—	$264,105,213

Global Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Fund*	$16,596,000	$—	$—	$16,596,000
Money Market Fund	1,337,968	—	—	1,337,968
Total Investments	$17,933,968	$—	$—	$17,933,968
Other Financial Instruments
Futures Contracts**	$116,705	$—	$—	$116,705
Total	$18,050,673	$—	$—	$18,050,673

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts**	$(416,966)	$—	$—	$(416,966)
Total	$(416,966)	$—	$—	$(416,966)

The Funds did not hold any Level 2 or 3 securities at August 31, 2024.

*	Please refer to the Schedule of Investments for breakout by type.

**	Represents cumulative appreciation (depreciation) on futures contracts at August 31, 2024.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning its underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2024

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Upon entering a futures contract with a broker, a Fund deposits a “cash deposit” with the broker as recorded in the accompanying Statements of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a Fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at year end are listed after each Fund’s Schedule of Investments.

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund is based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

The notional value of the derivative instruments outstanding as of August 31, 2024, as disclosed in each Fund’s Schedule of Investments, and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed below and within the Statements of Operations serve as indicators of the volume of derivative activity.

For the year ended August 31, 2024, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures contracts subject to equity price risk amounted to the following:

	Assets &	Statements of
	Liabilities	Operations
	Unrealized	Net Change in
	Appreciation	Unrealized	Statements of
	(Depreciation)	Appreciation	Operations Realized
	for Futures	(Depreciation) on	Gain (Loss) from Futures
Fund	Contracts *	Futures Contracts #	Contracts #
Income Fund	$51,000	$19,455	$(713,594)
Equity Fund	—	(354,540)	(33,166,697)
Global Fund	109,425	(506,420)	(960,684)

#	Such figures can be found on the Statements of Operations.

*	Variation margin on futures contracts. Only current day’s variation margin is reported within the Statements of Assets and Liabilities as variation margin on futures contracts.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income and expenses are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2024

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared monthly by the Income Fund and quarterly by the Equity Fund and Global Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

Federal Income Tax – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended August 31, 2021 to August 31, 2023 or expected to be taken in the Funds’ August 31, 2024 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. federal, state of Ohio, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	CASH – CONCENTRATION IN UNINSURED ACCOUNT

For cash management purposes, the Funds may concentrate cash with the Funds’ custodian and broker. The Income Fund, Equity Fund and Global Fund held $2,476,322, $20,906,967 and $4,709,577, respectively, at Interactive Brokers.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2024

4.	INVESTMENT TRANSACTIONS

For the year ended August 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $54,794,906 and $50,417,922, respectively, for the Income Fund; $0 and $35,735,274, respectively, for the Equity Fund; $0 and $0, respectively, for the Global Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Anchor Capital Management Group, Inc. serves as the Funds’ investment adviser (the “Adviser”).

Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.60% of each Fund’s average daily net assets. For the year ended August 31, 2024, the Funds incurred advisory fees of $294,532 for the Income Fund; $5,285,522 for the Equity Fund and $449,410 for the Global Fund.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of each Fund until at least December 31, 2024 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)), will not exceed 2.25% of the average daily net assets of each Fund’s Institutional Class shares and 2.00% of the average daily net assets of each Fund’s Advisor Class shares. Fees waived or reimbursed by the Adviser may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation within three years following when such amounts were waived and/or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expenses limits in place at the time of the recoupment. During the year ended August 31, 2024, the Adviser waived fees of $182,580 for Income Fund and $165,514 for the Global Fund, which are subject to recapture by the Adviser. As of August 31, 2024, the Adviser has waived fees that can be recouped up to three years from the date incurred as summarized below:

	Expires August 31,	Expires August 31,	Expires August 31,
	2025	2026	2027
Income Fund	$39,148	$98,280	$182,580
Global Fund	71,728	20,234	165,514

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, Institutional Class Shares may pay up to 0.25% of their average daily net assets to pay for certain distribution activities and shareholder services. No distribution fees are paid on the Advisor Class Shares. For the year ended August 31, 2024, $32,284, $231,275 and $45,773

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2024

were incurred under the Plan for the Income Fund, the Equity Fund and the Global Fund, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended August 31, 2024, the Distributor did not receive any underwriting commissions for sales of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, each Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes and the respective gross unrealized appreciation and depreciation at August 31, 2024 were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Income Fund	$23,268,418	$520,155	$(769,482)	$(249,327)
Equity Fund	125,459,977	143,765,184	(5,119,948)	138,645,236
Global Fund	15,168,368	2,765,600	—	2,765,600

7.	REDEMPTION FEES

Effective April 15, 2024, the Income Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the Income Funds from which the redemption is made. The Income Funds received redemption fees of $1,032, from the Income Fund, respectively, for the year ended August 31, 2024.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2024

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended August 31, 2024 and August 31, 2023 was as follows:

For the year ended August 31, 2024:
	Ordinary	Long-Term	Exempt	Return of
	Income	Capital Gains	Income	Capital	Total
Anchor Risk Managed Income Strategies Fund	$1,848,354	$—	$—	$—	$1,848,354
Anchor Risk Managed Equity Strategies Fund	899,986	—	—	2,149,268	3,049,254
Anchor Risk Managed Global Strategies Fund	218,218	—	—	—	218,218

For the year ended August 31, 2023:
	Ordinary	Long-Term	Exempt	Return of
	Income	Capital Gains	Income	Capital	Total
Anchor Risk Managed Income Strategies Fund	$293,567	$—	$—	$—	$293,567
Anchor Risk Managed Equity Strategies Fund	12,204,312	21,828,340	—	6,614,166	40,646,818
Anchor Risk Managed Global Strategies Fund	544,343	—	—	263,322	807,665

As of August 31, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation	Accumulated
	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Income Fund	$—	$163,760	$—	$(1,366,751)	$(4,371,352)	$(1,007)	$(249,327)	$(5,824,677)
Equity Fund	—	—	—	(30,756,863)	(65,302,825)	—	138,645,236	42,585,548
Global Fund	—	—	—	(1,888,234)	(3,083,505)	—	2,765,600	(2,206,139)

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized gain(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market on open futures contracts. In addition, the amount listed under other book/tax differences are primarily attributable to the tax deferral of losses on the unamortized portion of organization expenses for tax purposes.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Income Fund	$—
Equity Fund	2,381,187
Global Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Income Fund	$1,366,751
Equity Fund	28,375,676
Global Fund	1,888,234

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2024

On August 31, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

				Carry Forward
	Short-Term	Long-Term	Total	Utilized
Income Fund	$3,405,390	$965,962	4,371,352	—
Equity Fund	26,121,130	39,181,695	65,302,825	—
Global Fund	1,351,849	1,731,656	3,083,505	—

Permanent book and tax differences, primarily attributable to distributions in excess, resulted in reclassifications for the Funds for the fiscal year ended August 31, 2024, as follows:

Paid
	In	Accumulated
	Capital	Earnings (Losses)
Income Fund	$—	$—
Equity Fund	—	—
Global Fund	(4,670)	4,670

9.	LINE OF CREDIT

The Income Fund may borrow to meet repurchase requests. The Income Fund is required to maintain asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed. Effective July 31, 2023 the Income Fund had entered into a uncommitted line of credit (“LOC”) agreement with U.S. Bank, N.A. of $4,000,000 ($5,000,000 prior to August 1, 2023) which permits the Income Fund to borrow at a rate, per annum, equal to the prime rate. During the year ended August 31, 2024, the Income Fund did not borrow from the LOC. The LOC expires on July 28, 2025.

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Funds listed below currently invest a portion of their assets in the corresponding investment companies. Each Fund may redeem its investment from the investment companies at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Funds will be directly affected by the performance of these investment companies. The financial statements of these investment companies, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

		Percentage of Net
Fund	Investment	Assets
Equity Fund	Invesco QQQ Trust Series 1	65.3%
Global Fund	iShares MSCI EAFE ETF	72.9%

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invests in addition to the Funds’ direct fees and expenses.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2024

11.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of August 31, 2024, Charles Schwab & Co., Inc., an account holding shares for the benefit of others in nominee name, held approximately 72%, 64%, and 89% of the voting securities for the Income Fund, Equity Fund and Global Fund, respectively. LPL Financial, an account holding shares for the benefit of others in nominee name, held approximately 26% of the voting securities for the Income Fund. The Funds have no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of any Fund.

12.	SUBSEQUENT EVENTS

Subsequent events occurring after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Anchor Risk Managed Income Strategies Fund, Anchor Risk Managed Equity Strategies Fund, and Anchor Risk Managed Global Strategies Fund and
Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Anchor Risk Managed Income Strategies Fund (formerly Anchor Risk Managed Credit Strategies Fund), Anchor Risk Managed Equity Strategies Fund, and Anchor Risk Managed Global Strategies Fund (the “Funds”), each a series of Northern Lights Fund Trust IV, as of August 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of their operations for the year then ended, the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended August 31, 2022, and prior, were audited by other auditors whose report dated October 25, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
October 30, 2024

COHEN & COMPANY, LTD.
800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Anchor Funds
SUPPLEMENTAL INFORMATION (Unaudited)
August 31, 2024

Renewal of the Investment Advisory Agreement with Anchor Capital Management Group, Inc.

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on July 26, 2024 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Anchor Advisory Agreement”) between Anchor Capital Management Group, Inc. (“ACMG”) and the Trust, with respect to Anchor Risk Management Income Strategies Fund (“ARMI”), Anchor Risk Managed Equity Strategies Fund (“ARME”) and Anchor Risk Managed Global Strategies Fund (“ARMG”) (together the “Anchor Funds”). In considering the renewal of the Anchor Advisory Agreement, the Board received materials specifically relating to the Anchor Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the Anchor Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Anchor Advisory Agreement on behalf of the Anchor Funds and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Anchor Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel who service the Anchor Funds and noted the departure of a portfolio manager, which was previously reported to the Board. The Board acknowledged ACMG’s assertion that there were no changes to or effects in the services provided to the Anchor Funds since the change nor the overall business operations of ACMG. The Board discussed the services ACMG provided to the Anchor Funds, including portfolio management through robust research and proprietary investment models and compliance oversight. The Board reviewed ACMG’s policies with respect to the selection of broker-dealers for portfolio transactions, noting that ACMG conducted trade monitoring to ensure best execution. The Board noted that ACMG continued to engage a third-party managed information technology team to enhance its cybersecurity protocols and resiliency and conduct quarterly meetings to discuss similar matters. The Board observed that ACMG reported no material data security incidents, compliance issues, SEC or regulatory examinations or investigations, nor any material litigation or administrative actions since the last renewal of the advisory agreement. The Board determined that it could expect ACMG to continue to provide satisfactory services to each Anchor Fund and its shareholders.

Performance.

ARMI—The Board observed that ARMI had underperformed its Morningstar Category, peer group and benchmark across all periods and remained in the last quartile with respect to its net returns within its peer group across all periods. The Board acknowledged ACMG’s representation that the underperformance can be attributed to the ongoing instability within the fixed income sector, as well as the uncertainty in monetary policy and inflation expectations. The Board discussed ACMG’s strategic recent realignment directed towards optimizing monthly income generation, coupled with the potential for capital appreciation and a reduction in volatility, as well as its

Anchor Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
August 31, 2024

enhanced focus on equity income holdings. The Board concluded that ARMI’s returns were acceptable.

ARME—The Board discussed that ARME underperformed its benchmark, the S&P 500 Total Return Index across all periods and its peer group and Morningstar category medians over the 1-year period ended April 30, 2024 with net returns of 10.08%. The Board observed that ARME outperformed the peer group median for the 3-year, 5-year and since inception periods with net returns of 3.48%, 7.86% and 9.07%, respectively, and outperformed the Morningstar category median for the 5-year and since inception periods. The Board further observed that ARME remained in the top quartile of its peer group across all periods except for the 1-year period, which it remained in the third quartile. The Board acknowledged ACMG’s attribution of the underperformance during the 1-year period to the volatile market and inflationary pressures. The Board observed the long period performance of the risk management process, noting increased risk-adjusted returns and downside protection. The Board noted that the primary goal of ARME was to deliver a superior risk-adjusted performance, particularly during phases of heightened market volatility. The Board concluded that ARME’s performance was acceptable.

ARMG—The Board recognized that ARMG underperformed its Morningstar category and benchmark, MSCI AC World Index, across the 1-year, 3-year and 5-year periods ended April 31, 2024 and since inception, with net returns of 4.41%, 0.93%, 3.87% and 4.83%, respectively. The Board observed that ARMG outperformed its peer group median for the 3-year and since inception periods. The Board further observed that ARMG was in the first quartile with respect to its standard deviation compared to its peer group and Morningstar category across all periods. The Board considered ARMG’s resilient risk management strategy and returns with lower volatility and drawdowns relative to its benchmark and peer group. The Board noted ARMG’s goal of delivering superior risk adjusted performance rather than merely outperforming its benchmark. The Board concluded that ARMG’s returns were acceptable.

Fees and Expenses.

ARMI—The Board noted that the 1.60% advisory fee for ARMI and 2.25% expense ratio were the highest of ARMI’s peer group and tied with the highs of its Morningstar category. The Board acknowledged ACMG’s explanation that the higher fee was attributed to the frequent trading costs relative to ARMI’s peers, as well as the diligence and capital used to develop and implement ARMI’s strategy. The Board concluded that ACMG’s advisory fee for ARMI was not unreasonable.

ARME—The Board observed that the 1.60% advisory fee for ARME and 2.10% expense ratio were the highest of ARME’s peer group but below the 2.50% advisory fee high and the 2.50% expense ratio high of the Morningstar category. The Board acknowledged ACMG’s explanation that the higher fee was attributed to the frequent trading costs relative to ARME’s peers, as well as the diligence and capital used to develop and implement ARME’s strategy. The Board concluded in that ACMG’s advisory fee for ARME was not unreasonable.

ARMG—The Board recognized that the 1.60% advisory fee for ARMG was the high of ARMG’s peer group but below the 2.50% high of its Morningstar category, and that its 2.25% expense ratio was the highest of its peer group but below its Morningstar category high of 2.50%. The Board acknowledged ACMG’s explanation that the higher fee was attributed to the frequent trading costs relative to ARMG’s peers, as well as the diligence and capital used to develop and implement

Anchor Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
August 31, 2024

ARMG’s strategy. The Board concluded in that ACMG’s advisory fee for ARMG was not unreasonable.

Profitability.

ARMI—The Board discussed that ACMG earned a marginal profit with respect to ARMI on an absolute and relative basis. The Board determined, therefore, that excessive profitability was not an issue with respect to ARMI at this time.

ARME—The Board observed that ACMG earned a reasonable profit with respect to ARME. The Board concluded that ACMG’s profitability was not excessive.

ARMG—The Board noted that ACMG earned a reasonable profit with respect to ARMG. The Board determined that ACMG’s profitability was not excessive.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of any of the Anchor Funds. The Board noted that ACMG perceived no economies of scale with respect to the Anchor Funds at the present moment, but remained willing to consider breakpoints as the assets in each Anchor Fund continued to grow.

Conclusion. Having requested such information from ACMG as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and with the advice of independent counsel, the Board determined that renewal of the advisory agreement with ACMG was in the best interests of each Anchor Fund and its shareholders.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-800-290-8633 or by referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, President

Date 10/18/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 10/18/24

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 10/18/24